Statutory reserves, restricted net assets and parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2024
Statutory reserves, restricted net assets and parent company only condensed financial information
Schedule of condensed balance sheet of the parent company

	As of December 31,
	2023	2024
	RMB	RMB
	(in thousands)
Assets
Cash and cash equivalents	2,381	6,320
Prepayments and other current assets	461,183	92,253
Total current assets	463,564	98,573
Investment in subsidiaries	2,778,527	3,088,781
Total non-current assets	2,778,527	3,088,781
Total assets	3,242,091	3,187,354
Liabilities		—
Accrued expenses and other current liabilities	30,672	69,807
Total current liabilities	30,672	69,807
Total non-current liabilities	—	19,056
Total liabilities	30,672	88,863
ZKH Group Limited shareholders’ Equity:
Ordinary shares	4	4
Additional paid-in capital	8,139,349	8,305,304
Statutory reserves	6,013	6,303
Accumulated other comprehensive (loss)/income	(25,154)	4,764
Accumulated deficit	(4,908,793)	(5,177,126)
Treasury stock	—	(40,758)
Total ZKH Group Limited shareholders’ equity	3,211,419	3,098,491
Total liabilities and shareholders’ equity	3,242,091	3,187,354

Schedule of condensed statement of comprehensive loss of the parent company

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
General and administrative	(6,038)	(8,586)	(32,357)
Interest and investment income	1	—	—
Interest expense	(73,081)	—	—
Share of loss from subsidiaries	(643,683)	(297,229)	(238,597)
Others, net	(12,880)	1,501	2,911
Net loss attributable to ZKH Group Limited	(735,681)	(304,314)	(268,043)
Accretion on preferred shares to redemption value	(509,281)	(660,070)	—
Net loss attributable to ZKH Group Limited’s ordinary shareholders	(1,244,962)	(964,384)	(268,043)
Net loss attributable to ZKH Group Limited	(735,681)	(304,314)	(268,043)
Other comprehensive loss:
Foreign currency translation adjustments	(50,980)	26,756	29,918
Total comprehensive loss	(786,661)	(277,558)	(238,125)
Accretion on Preferred Shares to redemption value	(509,281)	(660,070)	—
Total comprehensive loss attributable to ZKH Group Limited’s ordinary shareholders	(1,295,942)	(937,628)	(238,125)

Schedule of condensed statement of cash flows of the parent company

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Net cash (used in)/provided by operating activities	(277)	(77)	13,827
Net cash used in investing activities	(5,559,727)	(402,789)	(12,113)
Net cash provided by financing activities	5,560,594	407,581	2,153
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	26	(2,950)	72
Increase in cash, cash equivalents, and restricted cash	616	1,765	3,939
Cash, cash equivalents, and restricted cash at beginning of year	—	616	2,381
Cash, cash equivalents, and restricted cash at end of year	616	2,381	6,320